Certain Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2024
Certain Risks and Concentration [Abstract]
Schedule of Customers Concentration Risks Percentage

The top customers who individually represented greater than 10% of the total revenues of the Company for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Customer A	45%	36%	20%
Customer B	17%	25%	—
Customer C	12%	10%	—
Customer D	—	12%	—
Customer E	—	6%	41%
Customer F	—	—	16%
Customer G	—	—	11%
Other Customers	26%	11%	12%
Total	100%	100%	100%

The top customers who individually represented greater than 10% of the Accounts Receivables of the Company for the years ended December 31, 2024, 2023 and 2022 were as follows:

	As of December 31,
	2024	2023	2022
Customer A	81%	19%	—
Customer B	14%	30%	—
Customer C	—	35%	—
Customer D	—	10%	—

The top suppliers who individually represented greater than 10% of the total cost of sales of the Company for the year ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Supplier A	28%	34%	94%
Supplier B	11%	17%	6%
Supplier C	61%	49%	—